Federated Bond Fund
A Portfolio of Federated Investment Series Funds, Inc.
CLASS A SHARES (TICKER FDBAX)
CLASS B SHARES (TICKER FDBBX)
CLASS C SHARES (TICKER FDBCX)
CLASS F SHARES (TICKER ISHIX)
INSTITUTIONAL SHARES (TICKER FDBIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED January 31, 2013
Effective June 24, 2013:
1. Under the section entitled “ RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Institutional Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 and $1,000,000 in certain classes (e.g., A class and F class, respectively) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 12.
Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	A	B	C	F	IS
Management Fee[1]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	0.00%[2]	0.75%	0.75%	None	None
Other Expenses	0.49%	0.49%	0.49%	0.49%	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.20%	1.95%	1.95%	1.20%	0.95%
Fee Waivers and/or Expense Reimbursements[1,3]	0.21%	0.15%	0.15%	0.17%	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	1.80%	1.80%	1.03%	0.80%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's A class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Directors (the “ Directors”).
3	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A, B, C, F and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.98%, 1.79%, 1.79%, 1.02% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$567	$814	$1,080	$1,839
Expenses assuming no redemption	$567	$814	$1,080	$1,839
B:
Expenses assuming redemption	$748	$1,012	$1,252	$2,080
Expenses assuming no redemption	$198	$612	$1,052	$2,080
C:
Expenses assuming redemption	$298	$612	$1,052	$2,275
Expenses assuming no redemption	$198	$612	$1,052	$2,275
F:
Expenses assuming redemption	$321	$577	$753	$1,540
Expenses assuming no redemption	$221	$477	$753	$1,540
IS:
Expenses assuming redemption	$97	$303	$525	$1,166
Expenses assuming no redemption	$97	$303	$525	$1,166
June 24, 2013

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451762 (6/13)
Federated Bond Fund
A Portfolio of Federated Investment Series Funds, Inc.
CLASS A SHARES (TICKER FDBAX)
CLASS B SHARES (TICKER FDBBX)
CLASS C SHARES (TICKER FDBCX)
CLASS F SHARES (TICKER ISHIX)
INSTITUTIONAL SHARES (TICKER FDBIX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2013
Effective June 24, 2013:
1. Under the section entitled “ RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Institutional Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 and $1,000,000 in certain classes (e.g., A class and F class, respectively) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 12.
Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	0.00%[2]	0.75%	0.75%	None	None
Other Expenses	0.49%	0.49%	0.49%	0.49%	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.20%	1.95%	1.95%	1.20%	0.95%
Fee Waivers and/or Expense Reimbursements[1,3]	0.21%	0.15%	0.15%	0.17%	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	1.80%	1.80%	1.03%	0.80%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's A class, the Distribution (12b-1) Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Directors (the “ Directors”).
3	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A, B, C, F and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.98%, 1.79%, 1.79%, 1.02% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Directors.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$567	$814	$1,080	$1,839
Expenses assuming no redemption	$567	$814	$1,080	$1,839
B:
Expenses assuming redemption	$748	$1,012	$1,252	$2,080
Expenses assuming no redemption	$198	$612	$1,052	$2,080
C:
Expenses assuming redemption	$298	$612	$1,052	$2,275
Expenses assuming no redemption	$198	$612	$1,052	$2,275
F:
Expenses assuming redemption	$321	$577	$753	$1,540
Expenses assuming no redemption	$221	$477	$753	$1,540
IS:
Expenses assuming redemption	$97	$303	$525	$1,166
Expenses assuming no redemption	$97	$303	$525	$1,166
2. Under the section entitled “ Payments to Financial Intermediaries,” in the sub-section entitled “Rule 12b-1 Fees A, B & C Classes,” please delete the following sentence:
“The Fund's A class has no present intention of paying or accruing a Rule 12b-1 Fee during the fiscal year ending November 30, 2013.”
and replace it with:
“The A class of the Fund has no present intention of paying, accruing or incurring any Rule 12b-1 Fees until such time as approved by the Fund's Board of Trustees.”
3. Under the section entitled “ Who Manages the Fund,” please replace the introductory sentence under the sub-section “Advisory Fees” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.70% of the Fund's average daily net assets.”
4. Under the section entitled, “Appendix A: Hypothetical Investment and Expense Information,” please replace the charts with the following:
FEDERATED BOND FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.20%
MAXIMUM FRONT-END SALES CHARGE: 4.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$566.78	$9,912.90
2	$9,912.90	$495.65	$10,408.55	$121.21	$10,289.59
3	$10,289.59	$514.48	$10,804.07	$125.82	$10,680.59
4	$10,680.59	$534.03	$11,214.62	$130.60	$11,086.45
5	$11,086.45	$554.32	$11,640.77	$135.57	$11,507.74
6	$11,507.74	$575.39	$12,083.13	$140.72	$11,945.03
7	$11,945.03	$597.25	$12,542.28	$146.06	$12,398.94
8	$12,398.94	$619.95	$13,018.89	$151.61	$12,870.10
9	$12,870.10	$643.51	$13,513.61	$157.38	$13,359.16
10	$13,359.16	$667.96	$14,027.12	$163.36	$13,866.81
Cumulative		$5,680.04		$1,839.11

FEDERATED BOND FUND - B CLASS
ANNUAL EXPENSE RATIO: 1.95%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$197.97	$10,305.00
2	$10,305.00	$515.25	$10,820.25	$204.01	$10,619.30
3	$10,619.30	$530.97	$11,150.27	$210.23	$10,943.19
4	$10,943.19	$547.16	$11,490.35	$216.65	$11,276.96
5	$11,276.96	$563.85	$11,840.81	$223.25	$11,620.91
6	$11,620.91	$581.05	$12,201.96	$230.06	$11,975.35
7	$11,975.35	$598.77	$12,574.12	$237.08	$12,340.60
8	$12,340.60	$617.03	$12,957.63	$244.31	$12,716.99
Converts from Class B to Class A				Annual Expense Ratio: 1.20%
9	$12,716.99	$635.85	$13,352.84	$155.50	$13,200.24
10	$13,200.24	$660.01	$13,860.25	$161.41	$13,701.85
Cumulative		$5,749.94		$2,080.47
FEDERATED BOND FUND - C CLASS
ANNUAL EXPENSE RATIO: 1.95%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$197.97	$10,305.00
2	$10,305.00	$515.25	$10,820.25	$204.01	$10,619.30
3	$10,619.30	$530.97	$11,150.27	$210.23	$10,943.19
4	$10,943.19	$547.16	$11,490.35	$216.65	$11,276.96
5	$11,276.96	$563.85	$11,840.81	$223.25	$11,620.91
6	$11,620.91	$581.05	$12,201.96	$230.06	$11,975.35
7	$11,975.35	$598.77	$12,574.12	$237.08	$12,340.60
8	$12,340.60	$617.03	$12,957.63	$244.31	$12,716.99
9	$12,716.99	$635.85	$13,352.84	$251.76	$13,104.86
10	$13,104.86	$655.24	$13,760.10	$259.44	$13,504.56
Cumulative		$5,745.17		$2,274.76

FEDERATED BOND FUND - F CLASS
ANNUAL EXPENSE RATIO: 1.20%
MAXIMUM FRONT-END SALES CHARGE: 1.00%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$495.00	$10,395.00	$221.06	$10,276.20
2	$10,276.20	$513.81	$10,790.01	$125.66	$10,666.70
3	$10,666.70	$533.34	$11,200.04	$130.43	$11,072.03
4	$11,072.03	$553.60	$11,625.63	$135.39	$11,492.77
5	$11,492.77	$574.64	$12,067.41	$140.53	$11,929.50
6	$11,929.50	$596.48	$12,525.98	$145.87	$12,382.82
7	$12,382.82	$619.14	$13,001.96	$151.42	$12,853.37
8	$12,853.37	$642.67	$13,496.04	$157.17	$13,341.80
9	$13,341.80	$667.09	$14,008.89	$163.14	$13,848.79
10	$13,848.79	$692.44	$14,541.23	$169.34	$14,375.04
Cumulative		$5,888.21		$1,540.01
FEDERATED BOND FUND - IS CLASS
ANNUAL EXPENSE RATIO: 0.95%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$96.92	$10,405.00
2	$10,405.00	$520.25	$10,925.25	$100.85	$10,826.40
3	$10,826.40	$541.32	$11,367.72	$104.93	$11,264.87
4	$11,264.87	$563.24	$11,828.11	$109.18	$11,721.10
5	$11,721.10	$586.06	$12,307.16	$113.61	$12,195.80
6	$12,195.80	$609.79	$12,805.59	$118.21	$12,689.73
7	$12,689.73	$634.49	$13,324.22	$122.99	$13,203.66
8	$13,203.66	$660.18	$13,863.84	$127.97	$13,738.41
9	$13,738.41	$686.92	$14,425.33	$133.16	$14,294.82
10	$14,294.82	$714.74	$15,009.56	$138.55	$14,873.76
Cumulative		$6,016.99		$1,166.37
June 24, 2013
Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451761 (6/13)
Federated Bond Fund
A Portfolio of Federated Investment Series Funds, Inc.
CLASS A SHARES (TICKER FDBAX)
CLASS B SHARES (TICKER FDBBX)
CLASS C SHARES (TICKER FDBCX)
CLASS F SHARES (TICKER ISHIX)
INSTITUTIONAL SHARES (TICKER FDBIX)

SUPPLEMENT TO statement of additional information DATED January 31, 2013
Effective June 24, 2013, under the heading entitled “How is the Fund Sold?,” please add the following as the final paragraph under the sub-heading “Rule 12b-1 Plan (Class A Shares, Class B Shares and Class C Shares)”:
“Regarding the Fund's A class, the A class of the Fund currently does not accrue, pay or incur any Rule 12b-1 Plan fee, although the Board of Trustees has approved the A class of the Fund to accrue, pay and incur a Rule 12b-1 Plan fee of up to a maximum amount of 0.05%, or some lesser amount as the Board of Trustees shall approve from time to time. The A class of the Fund will not incur or charge such Rule 12b-1 Plan fees until such time as approved by the Fund's Board of Trustees.”
June 24, 2013

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451774 (6/13)